Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000218348 | FR_TSR_Top10_Clearwater
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218348 | FR_TSR_Top10_ExlService
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218348 | FR_TSR_Top10_CCC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218348 | FR_TSR_Top10_Alarm.com
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218348 | FR_TSR_Top10_Globant
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218348 | FR_TSR_Top10_Hamilton
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218348 | FR_TSR_Top10_Medpace
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218348 | FR_TSR_Top10_Ollie
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218348 | FR_TSR_Top10_Core
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218348 | FR_TSR_Top10_Goosehead
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218348 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218348 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218348 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218348 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218348 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000218348 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000218348 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000218348 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000218348 | Europe
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218348 | North America
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000247047 | FR_TSR_Top10_TencentHold
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247047 | FR_TSR_Top10_AiaGroup
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247047 | FR_TSR_Top10_HongKong
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247047 | FR_TSR_Top10_HaierSmart
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247047 | FR_TSR_Top10_BydCo
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247047 | FR_TSR_Top10_Meituan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247047 | FR_TSR_Top10_Trip.Com
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247047 | FR_TSR_Top10_Netease
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247047 | FR_TSR_Top10_TencentMusic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247047 | FR_TSR_Top10_Shandong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247047 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247047 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247047 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247047 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247047 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000247047 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000247047 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247047 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247047 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247047 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247047 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000247050 | FR_TSR_Top10_Icon
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247050 | FR_TSR_Top10_SageGrp
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247050 | FR_TSR_Top10_SAPSE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247050 | FR_TSR_Top10_SiemensHealth
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247050 | FR_TSR_Top10_AonPLC
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247050 | FR_TSR_Top10_Medtronic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247050 | FR_TSR_Top10_Evolution
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247050 | FR_TSR_Top10_AsmlHold
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247050 | FR_TSR_Top10_Hdfc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247050 | FR_TSR_Top10_Adidas
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247050 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247050 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247050 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000247050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247050 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000247050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000247050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000247050 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247050 | Europe
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000247050 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000247050 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247050 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103965 | EquitySectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103965 | EquitySectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000103965 | EquitySectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103965 | EquitySectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103965 | EquitySectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000103965 | EquitySectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000103965 | EquitySectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000103965 | EquitySectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000103965 | EquitySectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000103965 | EquitySectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000103965 | EquitySectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000103965 | FixedIncomeSectorBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103965 | FixedIncomeSectorConvertibles
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103965 | FixedIncomeSectorOther
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000103965 | FixedIncomeSectorAsset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000103965 | FixedIncomeSectorCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000103965 | FixedIncomeSectorMortgage-backed
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000103965 | FixedIncomeSectorSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000103965 | AssetOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103965 | AssetCash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000103965 | AssetEquity
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000103965 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000103966 | EquitySectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103966 | EquitySectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000103966 | EquitySectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103966 | EquitySectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103966 | EquitySectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000103966 | EquitySectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000103966 | EquitySectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000103966 | EquitySectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000103966 | EquitySectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000103966 | EquitySectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000103966 | EquitySectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000103966 | FixedIncomeSectorBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103966 | FixedIncomeSectorConvertibles
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103966 | FixedIncomeSectorOther
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000103966 | FixedIncomeSectorAsset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000103966 | FixedIncomeSectorCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000103966 | FixedIncomeSectorMortgage-backed
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000103966 | FixedIncomeSectorSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000103966 | AssetOther
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103966 | AssetCash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000103966 | AssetEquity
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000103966 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000243085 | FR_TSR_Top10_BankofAmer
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243085 | FR_TSR_Top10_Chevron
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243085 | FR_TSR_Top10_Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243085 | FR_TSR_Top10_JPMorgan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243085 | FR_TSR_Top10_Nucor
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243085 | FR_TSR_Top10_Qualcomm
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243085 | FR_TSR_Top10_Apple
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243085 | FR_TSR_Top10_AbbVie
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243085 | FR_TSR_Top10_WasteManage
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243085 | FR_TSR_Top10_Lockheed
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243085 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243085 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000243085 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243085 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243085 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000243085 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243085 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000243085 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000243085 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243085 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243085 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243085 | Europe
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000243085 | North America
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000229358 | FR_TSR_Top10_USLONGBOND
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000229358 | FR_TSR_Top10_MSCIEMGMKT
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000229358 | FR_TSR_Top10_EMINIRUSS2000
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000229358 | FR_TSR_Top10_S+PMID400
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000229358 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000229358 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000229358 | FR_TSR_Top10_DOLLARIND
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000229358 | FR_TSR_Top10_TBILL
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000229358 | FR_TSR_Top10_US2YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000229358 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000229358 | AssetEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000229358 | AssetInternational Developed Equities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000229358 | AssetUs Equities
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000229358 | AssetUs Dollar
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000229357 | FR_TSR_Top10_USLONGBOND
Holdings [Line Items]
Percent of Net Asset Value	(23.90%)
C000229357 | FR_TSR_Top10_MSCIEMGMKT
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000229357 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000229357 | FR_TSR_Top10_TBILL
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000229357 | FR_TSR_Top10_US2YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	(83.60%)
C000229357 | FR_TSR_Top10_JPNYENCURRFUT
Holdings [Line Items]
Percent of Net Asset Value	(62.90%)
C000229357 | FR_TSR_Top10_US10YRNOTE
Holdings [Line Items]
Percent of Net Asset Value	(37.90%)
C000229357 | FR_TSR_Top10_S+P500EMINI
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)
C000229357 | FR_TSR_Top10_WTICRUDE
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000229357 | FR_TSR_TOP10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000229357 | FR_TSR_Top10_EUROFXCURRFUT
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000229357 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	(145.40%)
C000229357 | AssetEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000229357 | AssetInternational Developed Equities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000229357 | AssetUs Equities
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)
C000229357 | AssetCurrencies
Holdings [Line Items]
Percent of Net Asset Value	(37.80%)
C000229357 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000229356 | IndustryBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229356 | IndustryFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229356 | IndustryCommunications
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000229356 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000229356 | IndustryConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000229356 | IndustryIndustrial
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000229356 | IndustryConsumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000015260 | FR_TSR_Top10_Visa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015260 | FR_TSR_Top10_Samsung
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015260 | FR_TSR_Top10_Oracle
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015260 | FR_TSR_Top10_Amazon
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015260 | FR_TSR_Top10_McKesson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015260 | FR_TSR_Top10_HenkelAG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015260 | FR_TSR_Top10_Brookfield
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015260 | FR_TSR_Top10_Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015260 | FR_TSR_Top10_Comcast
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015260 | FR_TSR_Top10_Markel
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015260 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015260 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015260 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000015260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000015260 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000015260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000015260 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015260 | Europe
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000015260 | North America
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000015260 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183970 | AssetOther
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183970 | AssetCash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000183970 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183970 | AssetGovernment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000183970 | AssetMortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000183970 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000183970 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183970 | AssetAsset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000183970 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000015261 | FR_TSR_Top10_Icon
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015261 | FR_TSR_Top10_SageGrp
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015261 | FR_TSR_Top10_SAPSE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015261 | FR_TSR_Top10_Ryanair
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015261 | FR_TSR_Top10_CocaCola
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015261 | FR_TSR_Top10_TSMC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015261 | FR_TSR_Top10_Bayer
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015261 | FR_TSR_Top10_NovoNordisk
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015261 | FR_TSR_Top10_SiemensHealthRegSh
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015261 | FR_TSR_Top10_Mercedes
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015261 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015261 | Middle East
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015261 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015261 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015261 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000015261 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015261 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000015261 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000015261 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015261 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015261 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015261 | Europe
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000015261 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015261 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222757 | FR_TSR_Top10_BT
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222757 | FR_TSR_Top10_Heineken
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222757 | FR_TSR_Top10_EniSpA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222757 | FR_TSR_Top10_Fresenius
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222757 | FR_TSR_Top10_KT&G
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222757 | FR_TSR_Top10_Svenska
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222757 | FR_TSR_Top10_Michelin
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222757 | FR_TSR_Top10_Sanofi
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222757 | FR_TSR_Top10_EXOR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222757 | FR_TSR_Top10_Lloyds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222757 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000222757 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222757 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000222757 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000222757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000222757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000222757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222757 | Europe
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000222757 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244515 | FR_TSR_Top10_Icon
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244515 | FR_TSR_Top10_SAPSE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244515 | FR_TSR_Top10_Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244515 | FR_TSR_Top10_Visa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244515 | FR_TSR_Top10_Amazon
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244515 | FR_TSR_Top10_Alphabet
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244515 | FR_TSR_Top10_Adobe
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244515 | FR_TSR_Top10_Abbott
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244515 | FR_TSR_Top10_Mastercard
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244515 | FR_TSR_Top10_Workday
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244515 | Asia ex-Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244515 | SectorCash
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244515 | SectorHealth Care & Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000244515 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244515 | SectorFinance
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244515 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000244515 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244515 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244515 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244515 | Europe
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000244515 | North America
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000244515 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	1.40%